Investments in affiliates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of interests in various affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
BNA Remanufacturing Limited Partnership	50%
Barrooghumba WPH Pty Ltd.	50%
Ngaliku WPH Pty Ltd.	50%
Dene North Site Services Partnership(i)	49%
(i)As of January 1, 2023, the Dene North Site Services Partnership has been dissolved.

Schedule of investments in affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
BNA Remanufacturing Limited Partnership	50%
Barrooghumba WPH Pty Ltd.	50%
Ngaliku WPH Pty Ltd.	50%
Dene North Site Services Partnership(i)	49%
(i)As of January 1, 2023, the Dene North Site Services Partnership has been dissolved.
The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2023	December 31, 2022
Balance, beginning of the year	$75,637	$55,974
Additions arising from the acquisition of MacKellar	85	—
Share of net income	25,815	37,053
Dividends and advances received from affiliates and joint ventures	(21,543)	(12,760)
Intercompany eliminations and other	1,441	(4,630)
Balance, end of the year	$81,435	$75,637
The financial information for the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

December 31, 2023	Nuna	MNALP	Fargo	Other entities	Total
Assets
Cash	$9,944	$4,184	$87,418	$222	$101,768
Other current assets	34,937	36,060	4,556	4,593	80,146
Non-current assets	23,884	37,103	172,818	10,434	244,239
Total assets	$68,765	$77,347	$264,792	$15,249	$426,153
Liabilities
Contract liabilities	$7,817	$—	$76,481	$52	$84,350
Other current liabilities (excluding current portion of long-term debt)	5,145	29,216	33,122	1,871	69,354
Long-term debt (including current portion)	9,631	36,596	132,818	6,221	185,266
Non-current liabilities	4,985	—	589	174	5,748
Total liabilities	$27,578	$65,812	$243,010	$8,318	$344,718
Net investments in affiliates and joint ventures	$41,187	$11,535	$21,782	$6,931	$81,435

December 31, 2022	Nuna	MNALP	Fargo	Other entities	Total
Assets
Cash	$6,559	$1,467	$81,326	$800	$90,152
Other current assets	82,147	39,106	1,776	3,495	126,524
Non-current assets	18,422	29,143	93,007	12,510	153,082
Total assets	$107,128	$69,716	$176,109	$16,805	$369,758
Liabilities
Contract liabilities	$8,788	$—	$66,490	$4	$75,282
Other current liabilities (excluding current portion of long-term debt)	21,858	38,397	11,967	1,415	73,637
Long-term debt (including current portion)	17,900	26,180	89,295	5,906	139,281
Non-current liabilities	4,778	—	612	531	5,921
Total liabilities	$53,324	$64,577	$168,364	$7,856	$294,121
Net investments in affiliates and joint ventures	$53,804	$5,139	$7,745	$8,949	$75,637
Statements of Operations

Year ended December 31, 2023	Nuna	MNALP	Fargo	Other entities	Total
Revenue	$165,741	$395,040	$117,543	$7,975	$686,299
Gross profit	9,622	13,954	25,353	709	49,638
Income (loss) before taxes	1,246	10,869	15,344	(639)	26,820
Net income (loss)	$1,098	$10,869	$14,522	$(674)	$25,815

Year ended December 31, 2022	Nuna	MNALP	Fargo	Other entities	Total
Revenue	$213,745	$330,259	$40,598	$11,431	$596,033
Gross profit	30,667	10,216	6,575	2,123	49,581
Income before taxes	21,741	8,825	7,049	1,881	39,496
Net income	$19,298	$8,825	$7,049	$1,881	$37,053
The following table provides the material aggregate outstanding balances with affiliates and joint ventures. Accounts payable and accrued liabilities due to joint ventures and affiliates do not bear interest, are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing.

	December 31, 2023	December 31, 2022
Accounts receivable	$41,157	$65,294
Contract assets	12,019	—
Other assets	350	2,444
Accounts payable and accrued liabilities	15,087	13,773